Events after the Reporting Period - Additional Information (Detail)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 22, 2023 EUR (€) shares € / shares	Feb. 09, 2023 EUR (€) shares	Jan. 31, 2023 shares € / shares	Mar. 31, 2023 € / shares shares	Dec. 31, 2022 EUR (€) shares	Feb. 09, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€) shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares							$ 5.32
Number of options converted into shares				374,765
Issued capital shares					45,769			44,480
Plan offers to buy maximum number of shares					5,760,917
Loan commitment | €					€ 133,627			€ 51,347
Number of share options exercised in share-based payment arrangement					1,238,783
Events After The Reporting Period [Member] | Facility Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan commitment | €		€ 25,000,000
Description of Borrowings, maturity term		The Facility matures on the fourth anniversary of the date of the contract and under certain circumstances may be extended to mature on the fifth anniversary
Events After The Reporting Period [Member] | Banco Bilbao Vizcaya Argentaria S.A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan commitment | €		€ 24,600,000
Potential ordinary share transactions [member] | Employee Stock Options Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Plan offers to buy maximum number of shares			20,000
Maximum discount granted to each employee to purchase shares			15.00%
Potential ordinary share transactions [member] | Bottom of range [member] | Employee Stock Options Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ceiling limit on the purchase of shares on yearly salary per employee			1.00%
Potential ordinary share transactions [member] | Top of range [member] | Employee Stock Options Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ceiling limit on the purchase of shares on yearly salary per employee			10.00%
Warrant Agreement And Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercisable		1,007,894
Class of warrants or rights exercise price per share | $ / shares						$ 5.32
Redemption price per share		11.00%
Major Share Based Payment Arrangement [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares	€ 1.08
Issued capital shares	20,000
Conversion of stock amount converted | €	€ 0
Major Share Based Payment Arrangement [member] | Common Class B [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares	€ 1.2
Number of options converted into shares	20,000
Major Share Based Payment Arrangement [member] | Common Class A [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares	€ 0.12
Issued capital shares	20,000
Major Share Based Payment Arrangement [member] | Share Options Vested [member] | Common Class B [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement	20,000
Major business combination [member] | Coil, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares			€ 0.12
Business combinations number of shares issued			272,826
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					374,765
Par value per share | € / shares				€ 0.12
Issued capital shares				45,000
Common Stock Class A [Member] | Warrant Agreement And Subscription Agreement [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		1,007,894